UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2015

QS BATTERYMARCH

S&P 500 INDEX FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Batterymarch S&P 500 Index Fund for the six-month reporting period ended March 31, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

April 24, 2015

II	QS Batterymarch S&P 500 Index Fund

Investment commentary

Economic review

The U.S. economy continued to expand, but the pace sharply decelerated during the six months ended March 31, 2015 (the “reporting period”). The U.S. Department of Commerce reported that third quarter 2014 U.S. gross domestic product (“GDP”)i growth was 5.0%, its strongest reading since the third quarter of 2003. This was driven by contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment and government spending. However, fourth quarter 2014 GDP growth was a modest 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investment. After the reporting period ended, the U.S. Department of Commerce reported that its initial estimate for first quarter 2015 GDP growth was 0.2%. Slower growth was attributed to a number of factors, including a deceleration in PCE and downturns in exports, nonresidential fixed investment and state and local government spending.

Activity in the U.S. manufacturing sector also moderated during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 57.9 in October 2014, the PMI generally decelerated over much of the reporting period and the PMI was 51.5 in March 2015.

The labor market was largely a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. After ticking up to 5.8% in November 2014, unemployment generally declined during the remainder of the reporting period and was 5.5% in March 2015, equaling its lowest level since May 2008.

QS Batterymarch S&P 500 Index Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. The Fed also ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on April 29, 2015, after the reporting period ended, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors…The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market generated positive results over the six months ended March 31, 2015. Stocks got off to a solid start as they rallied sharply in October and November 2014, given signs that the economy was gaining momentum and corporate profits often exceeded expectations. After treading water in December, the market declined in January 2015. This setback was triggered by several flights to quality due to concerns over global growth and geopolitical issues. The market then rallied sharply in February given strong investor risk appetite, but weakened again in March. All told, for the six months ended March 31, 2015, the S&P 500 Indexv gained 5.93%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns, with the Russell 2000 Indexvi returning 14.46% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexvii, returned 6.55% and mid-cap stocks, as measured by the Russell Midcap Indexviii rose 10.13%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 9.43% and 4.77%, respectively, during the six months ended March 31, 2015.

Performance review

For the six months ended March 31, 2015, Class A shares of QS Batterymarch S&P 500 Index Fund returned 5.65%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 5.93% for the same period. The Lipper S&P 500 Index Funds Category Average1 returned 5.53% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 142 funds in the Fund’s Lipper category.

IV	QS Batterymarch S&P 500 Index Fund

Performance Snapshot as of March 31, 2015 (unaudited)
6 months
QS Batterymarch S&P 500 Index Fund:
Class A	5.65%
Class D	5.77%
S&P 500 Index	5.93%
Lipper S&P 500 Index Funds Category Average[1]	5.53%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2015, the gross total annual operating expense ratios for Class A and Class D shares were 0.62% and 0.53%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.59% for Class A shares and 0.39% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

April 24, 2015

QS Batterymarch S&P 500 Index Fund	V
[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 142 funds in the Fund’s Lipper category.

Investment commentary (cont’d)

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

VI	QS Batterymarch S&P 500 Index Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2015 and September 30, 2014 and does not include futures contracts. The composition of the Fund’s investments is subject to change at any time.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2014 and held for the six months ended March 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.65%	$1,000.00	$1,056.50	0.59%	$3.03	Class A	5.00%	$1,000.00	$1,021.99	0.59%	$2.97
Class D	5.77	1,000.00	1,057.70	0.39	2.00	Class D	5.00	1,000.00	1,022.99	0.39	1.97

[1]	For the six months ended March 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

2	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

Schedule of investments (unaudited)

March 31, 2015

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Common Stocks — 99.7%
Consumer Discretionary — 12.6%
Auto Components — 0.4%
BorgWarner Inc.	3,215	$194,443
Delphi Automotive PLC	3,900	310,986
Goodyear Tire & Rubber Co.	1,699	46,009
Johnson Controls Inc.	8,868	447,302
Total Auto Components		998,740
Automobiles — 0.7%
Ford Motor Co.	52,535	847,915
General Motors Co.	18,400	690,000
Harley-Davidson Inc.	2,705	164,302
Total Automobiles		1,702,217
Distributors — 0.1%
Genuine Parts Co.	2,169	202,129
Diversified Consumer Services — 0.1%
H&R Block Inc.	3,868	124,047
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	6,183	295,795
Chipotle Mexican Grill Inc.	438	284,937	*
Darden Restaurants Inc.	1,851	128,348
Marriott International Inc., Class A Shares	3,119	250,518
McDonald’s Corp.	13,165	1,282,798
Royal Caribbean Cruises Ltd.	2,300	188,255
Starbucks Corp.	10,363	981,376
Starwood Hotels & Resorts Worldwide Inc.	1,907	159,234
Wyndham Worldwide Corp.	1,807	163,479
Wynn Resorts Ltd.	1,143	143,881
Yum! Brands Inc.	5,848	460,355
Total Hotels, Restaurants & Leisure		4,338,976
Household Durables — 0.5%
D.R. Horton Inc.	4,017	114,404
Garmin Ltd.	1,734	82,400
Harman International Industries Inc.	957	127,884
Leggett & Platt Inc.	1,959	90,290
Lennar Corp., Class A Shares	2,480	128,489
Mohawk Industries Inc.	862	160,116	*
Newell Rubbermaid Inc.	3,935	153,740
PulteGroup Inc.	4,842	107,638

See Notes to Financial Statements.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Household Durables — continued
Whirlpool Corp.	1,093	$220,852
Total Household Durables		1,185,813
Internet & Catalog Retail — 1.4%
Amazon.com Inc.	5,148	1,915,571	*
Expedia Inc.	1,443	135,830
Netflix Inc.	844	351,686	*
Priceline Group Inc.	735	855,650	*
TripAdvisor Inc.	1,646	136,898	*
Total Internet & Catalog Retail		3,395,635
Leisure Products — 0.1%
Hasbro Inc.	1,644	103,966
Mattel Inc.	4,801	109,703
Total Leisure Products		213,669
Media — 3.5%
Cablevision Systems Corp., New York Group, Class A Shares	3,020	55,266
CBS Corp., Class B Shares	5,985	362,871
Comcast Corp., Class A Shares	35,270	1,991,697
DIRECTV	6,984	594,338	*
Discovery Communications Inc., Class A Shares	1,990	61,212	*
Discovery Communications Inc., Class C Shares	3,790	111,710	*
Gannett Co. Inc.	3,207	118,916
Interpublic Group of Cos. Inc.	5,982	132,322
News Corp., Class A Shares	7,025	112,470	*
Omnicom Group Inc.	2,942	229,417
Scripps Networks Interactive, Class A Shares	1,253	85,906
Time Warner Cable Inc.	3,884	582,134
Time Warner Inc.	11,393	962,025
Twenty-First Century Fox Inc.	25,068	848,301
Viacom Inc., Class B Shares	4,857	331,733
Walt Disney Co.	21,286	2,232,689
Total Media		8,813,007
Multiline Retail — 0.8%
Dollar General Corp.	4,156	313,279	*
Dollar Tree Inc.	2,935	238,161	*
Family Dollar Stores Inc.	1,348	106,815
Kohl’s Corp.	2,839	222,152
Macy’s Inc.	4,798	311,438
Nordstrom Inc.	2,019	162,166

See Notes to Financial Statements.

4	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Multiline Retail — continued
Target Corp.	8,616	$707,115
Total Multiline Retail		2,061,126
Specialty Retail — 2.4%
AutoNation Inc.	890	57,254	*
AutoZone Inc.	376	256,492	*
Bed Bath & Beyond Inc.	2,604	199,922	*
Best Buy Co. Inc.	3,856	145,718
CarMax Inc.	2,749	189,708	*
GameStop Corp., Class A Shares	1,634	62,027
Gap Inc.	3,737	161,924
Home Depot Inc.	17,966	2,041,117
L Brands Inc.	3,440	324,358
Lowe’s Cos. Inc.	13,154	978,526
O’Reilly Automotive Inc.	1,201	259,704	*
Ross Stores Inc.	2,532	266,771
Staples Inc.	9,180	149,496
Tiffany & Co.	1,554	136,768
TJX Cos. Inc.	9,533	667,787
Tractor Supply Co.	1,969	167,483
Urban Outfitters Inc.	1,538	70,210	*
Total Specialty Retail		6,135,265
Textiles, Apparel & Luxury Goods — 0.9%
Coach Inc.	3,915	162,198
Fossil Group Inc.	679	55,983	*
Hanesbrands Inc.	4,800	160,848
Michael Kors Holdings Ltd.	2,800	184,100	*
NIKE Inc., Class B Shares	9,493	952,433
PVH Corp.	1,151	122,651
Ralph Lauren Corp.	834	109,671
Under Armour Inc., Class A Shares	2,300	185,725	*
V.F. Corp.	4,670	351,698
Total Textiles, Apparel & Luxury Goods		2,285,307
Total Consumer Discretionary		31,455,931
Consumer Staples — 9.6%
Beverages — 2.1%
Brown-Forman Corp., Class B Shares	1,987	179,525
Coca-Cola Co.	53,452	2,167,479
Coca-Cola Enterprises Inc.	2,752	121,638

See Notes to Financial Statements.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Beverages — continued
Constellation Brands Inc., Class A Shares	2,360	$274,256	*
Dr. Pepper Snapple Group Inc.	2,747	215,585
Molson Coors Brewing Co., Class B Shares	2,234	166,321
Monster Beverage Corp.	1,900	262,950	*
PepsiCo Inc.	20,277	1,938,887
Total Beverages		5,326,641
Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	5,803	879,125
CVS Health Corp.	15,781	1,628,757
Kroger Co.	6,786	520,215
Sysco Corp.	7,652	288,710
Wal-Mart Stores Inc.	21,523	1,770,267
Walgreens Boots Alliance Inc.	11,632	984,998
Whole Foods Market Inc.	4,776	248,734
Total Food & Staples Retailing		6,320,806
Food Products — 1.7%
Archer-Daniels-Midland Co.	8,788	416,551
Campbell Soup Co.	2,523	117,446
ConAgra Foods Inc.	5,930	216,623
General Mills Inc.	7,911	447,763
Hershey Co.	2,116	213,526
Hormel Foods Corp.	1,899	107,958
J.M. Smucker Co.	1,463	169,313
Kellogg Co.	3,223	212,557
Keurig Green Mountain Inc.	1,622	181,226
Kraft Foods Group Inc.	7,951	692,651
McCormick & Co. Inc., Non Voting Shares	1,850	142,653
Mead Johnson Nutrition Co., Class A Shares	2,761	277,563
Mondelez International Inc., Class A Shares	22,755	821,228
Tyson Foods Inc., Class A Shares	3,792	145,234
Total Food Products		4,162,292
Household Products — 1.8%
Clorox Co.	1,833	202,345
Colgate-Palmolive Co.	11,515	798,450
Kimberly-Clark Corp.	5,153	551,938
Procter & Gamble Co.	36,850	3,019,489
Total Household Products		4,572,222
Personal Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	3,106	258,295

See Notes to Financial Statements.

6	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Tobacco — 1.4%
Altria Group Inc.	26,913	$1,346,188
Lorillard Inc.	4,701	307,210
Philip Morris International Inc.	21,262	1,601,666
Reynolds American Inc.	3,993	275,158
Total Tobacco		3,530,222
Total Consumer Staples		24,170,478
Energy — 8.0%
Energy Equipment & Services — 1.2%
Baker Hughes Inc.	5,667	360,308
Cameron International Corp.	2,658	119,929	*
Diamond Offshore Drilling Inc.	981	26,281
Ensco PLC, Class A Shares	3,300	69,531
FMC Technologies Inc.	3,330	123,243	*
Halliburton Co.	11,204	491,631
Helmerich & Payne Inc.	1,517	103,262
National-Oilwell Varco Inc.	5,645	282,194
Noble Corp. PLC	3,585	51,194
Schlumberger Ltd.	17,343	1,447,100
Transocean Ltd.	4,788	70,240
Total Energy Equipment & Services		3,144,913
Oil, Gas & Consumable Fuels — 6.8%
Anadarko Petroleum Corp.	6,806	563,605
Apache Corp.	5,268	317,819
Cabot Oil & Gas Corp.	5,957	175,910
Chesapeake Energy Corp.	7,142	101,131
Chevron Corp.	25,733	2,701,450
Cimarex Energy Co.	1,200	138,108
ConocoPhillips	16,396	1,020,815
CONSOL Energy Inc.	3,233	90,168
Devon Energy Corp.	5,403	325,855
EOG Resources Inc.	7,406	679,056
EQT Corp.	2,129	176,430
Exxon Mobil Corp.	57,560	4,892,600
Hess Corp.	3,555	241,278
Kinder Morgan Inc.	22,957	965,571
Marathon Oil Corp.	9,432	246,270
Marathon Petroleum Corp.	3,884	397,683
Murphy Oil Corp.	2,429	113,191
Newfield Exploration Co.	1,923	67,478	*

See Notes to Financial Statements.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Noble Energy Inc.	5,078	$248,314
Occidental Petroleum Corp.	10,111	738,103
ONEOK Inc.	2,931	141,391
Phillips 66	7,448	585,413
Pioneer Natural Resources Co.	2,016	329,636
QEP Resources Inc.	2,436	50,791
Range Resources Corp.	2,309	120,160
Southwestern Energy Co.	4,979	115,463	*
Spectra Energy Corp.	9,454	341,951
Tesoro Corp.	1,859	169,708
Valero Energy Corp.	6,912	439,742
Williams Cos. Inc.	9,255	468,211
Total Oil, Gas & Consumable Fuels		16,963,301
Total Energy		20,108,214
Financials — 16.1%
Banks — 5.7%
Bank of America Corp.	143,685	2,211,312
BB&T Corp.	10,029	391,031
Citigroup Inc.	41,336	2,129,631
Comerica Inc.	2,568	115,894
Fifth Third Bancorp	8,811	166,087
Huntington Bancshares Inc.	11,725	129,561
JPMorgan Chase & Co.	50,921	3,084,794
KeyCorp	12,547	177,666
M&T Bank Corp.	1,849	234,823
PNC Financial Services Group Inc.	7,034	655,850
Regions Financial Corp.	17,325	163,721
SunTrust Banks Inc.	6,843	281,179
U.S. Bancorp	24,311	1,061,662
Wells Fargo & Co.	64,548	3,511,411
Zions Bancorporation	2,608	70,416
Total Banks		14,385,038
Capital Markets — 2.2%
Affiliated Managers Group Inc.	800	171,824	*
Ameriprise Financial Inc.	2,492	326,053
Bank of New York Mellon Corp.	14,812	596,035
BlackRock Inc.	1,772	648,268
Charles Schwab Corp.	15,687	477,512

See Notes to Financial Statements.

8	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Capital Markets — continued
E*TRADE Financial Corp.	4,052	$115,705	*
Franklin Resources Inc.	5,295	271,739
Goldman Sachs Group Inc.	5,440	1,022,557
Invesco Ltd.	6,174	245,046
Morgan Stanley	20,688	738,355
Northern Trust Corp.	3,147	219,189
State Street Corp.	5,789	425,665
T. Rowe Price Group Inc.	3,697	299,383
Total Capital Markets		5,557,331
Consumer Finance — 0.8%
American Express Co.	12,092	944,627
Capital One Financial Corp.	7,480	589,574
Discover Financial Services	6,266	353,089
Navient Corp.	6,048	122,956
Total Consumer Finance		2,010,246
Diversified Financial Services — 2.1%
Berkshire Hathaway Inc., Class B Shares	24,895	3,592,846	*
CME Group Inc.	4,452	421,649
Intercontinental Exchange Inc.	1,521	354,804
Leucadia National Corp.	4,418	98,477
McGraw Hill Financial Inc.	3,779	390,749
Moody’s Corp.	2,653	275,381
Nasdaq OMX Group Inc.	1,649	84,000
Principal Financial Group Inc.	3,877	199,162
Total Diversified Financial Services		5,417,068
Insurance — 2.6%
ACE Ltd.	4,350	484,982
AFLAC Inc.	5,431	347,638
Allstate Corp.	5,907	420,401
American International Group Inc.	19,054	1,043,969
Aon PLC	3,928	377,559
Assurant Inc.	1,010	62,024
Chubb Corp.	2,965	299,762
Cincinnati Financial Corp.	2,076	110,609
Genworth Financial Inc., Class A Shares	6,988	51,082	*
Hartford Financial Services Group Inc.	5,696	238,207
Lincoln National Corp.	3,720	213,751
Loews Corp.	4,318	176,304
Marsh & McLennan Cos. Inc.	7,336	411,476

See Notes to Financial Statements.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Insurance — continued
MetLife Inc.	15,349	$775,892
Progressive Corp.	7,726	210,147
Prudential Financial Inc.	6,231	500,412
Torchmark Corp.	1,873	102,865
Travelers Cos. Inc.	4,649	502,696
Unum Group	3,660	123,452
XL Group PLC	3,195	117,576
Total Insurance		6,570,804
Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	5,273	496,453
Apartment Investment and Management Co., Class A Shares	2,061	81,121
AvalonBay Communities Inc.	1,716	299,013
Boston Properties Inc.	2,159	303,296
Crown Castle International Corp.	4,712	388,929
Equity Residential	4,737	368,823
Essex Property Trust Inc.	892	205,071
General Growth Properties Inc.	8,600	254,130
HCP Inc.	6,449	278,661
Health Care REIT Inc.	4,491	347,424
Host Hotels & Resorts Inc.	10,675	215,422
Iron Mountain Inc.	2,578	94,045
Kimco Realty Corp.	5,780	155,193
Macerich Co.	1,983	167,226
Plum Creek Timber Co. Inc.	2,499	108,582
Prologis Inc.	6,448	280,875
Public Storage Inc.	1,939	382,254
Simon Property Group Inc.	4,133	808,580
SL Green Realty Corp.	1,600	205,408
Ventas Inc.	4,151	303,106
Vornado Realty Trust	2,157	241,584
Weyerhaeuser Co.	7,347	243,553
Total Real Estate Investment Trusts (REITs)		6,228,749
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,934	152,285	*
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp Inc.	6,709	70,310
People’s United Financial Inc.	4,395	66,804
Total Thrifts & Mortgage Finance		137,114
Total Financials		40,458,635

See Notes to Financial Statements.

10	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Health Care — 14.9%
Biotechnology — 3.0%
Alexion Pharmaceuticals Inc.	2,590	$448,847	*
Amgen Inc.	10,350	1,654,448
Biogen Inc.	3,235	1,365,946	*
Celgene Corp.	10,756	1,239,952	*
Gilead Sciences Inc.	20,600	2,021,478	*
Regeneron Pharmaceuticals Inc.	1,011	456,446	*
Vertex Pharmaceuticals Inc.	3,326	392,368	*
Total Biotechnology		7,579,485
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	20,268	939,016
Baxter International Inc.	7,362	504,297
Becton, Dickinson & Co.	2,745	394,155
Boston Scientific Corp.	18,681	331,588	*
C.R. Bard Inc.	995	166,513
DENTSPLY International Inc.	2,000	101,780
Edwards Lifesciences Corp.	1,513	215,542	*
Hospira Inc.	2,348	206,248	*
Intuitive Surgical Inc.	438	221,203	*
Medtronic PLC	19,149	1,493,431
St. Jude Medical Inc.	4,003	261,796
Stryker Corp.	4,158	383,576
Varian Medical Systems Inc.	1,461	137,465	*
Zimmer Holdings Inc.	2,389	280,755
Total Health Care Equipment & Supplies		5,637,365
Health Care Providers & Services — 2.8%
Aetna Inc.	4,817	513,155
AmerisourceBergen Corp.	2,833	322,027
Anthem Inc.	3,585	553,560
Cardinal Health Inc.	4,237	382,474
CIGNA Corp.	3,560	460,806
DaVita HealthCare Partners Inc.	2,497	202,956	*
Express Scripts Holding Co.	9,847	854,424	*
HCA Holdings Inc.	4,200	315,966	*
Henry Schein, Inc.	1,200	167,544	*
Humana Inc.	2,173	386,838
Laboratory Corporation of America Holdings	1,203	151,686	*
McKesson Corp.	3,147	711,851
Patterson Cos. Inc.	1,158	56,499

See Notes to Financial Statements.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Health Care Providers & Services — continued
Quest Diagnostics Inc.	2,036	$156,467
Tenet Healthcare Corp.	1,368	67,730	*
UnitedHealth Group Inc.	13,055	1,544,276
Universal Health Services Inc., Class B Shares	1,200	141,252
Total Health Care Providers & Services		6,989,511
Health Care Technology — 0.1%
Cerner Corp.	4,173	305,714	*
Life Sciences Tools & Services — 0.5%
Agilent Technologies Inc.	4,704	195,451
PerkinElmer Inc.	1,592	81,415
Thermo Fisher Scientific Inc.	5,527	742,497
Waters Corp.	1,201	149,309	*
Total Life Sciences Tools & Services		1,168,672
Pharmaceuticals — 6.2%
AbbVie Inc.	21,543	1,261,127
Actavis PLC	5,084	1,513,100	*
Bristol-Myers Squibb Co.	22,592	1,457,184
Eli Lilly & Co.	13,200	958,980
Endo International PLC	2,100	188,370	*
Johnson & Johnson	38,107	3,833,564
Mallinckrodt PLC	1,600	202,640	*
Merck & Co. Inc.	38,784	2,229,304
Mylan NV	5,247	311,410	*
Perrigo Co. PLC	1,887	312,393
Pfizer Inc.	85,944	2,989,992
Zoetis Inc.	7,000	324,030
Total Pharmaceuticals		15,582,094
Total Health Care		37,262,841
Industrials — 10.4%
Aerospace & Defense — 2.2%
Boeing Co.	8,948	1,342,916
General Dynamics Corp.	4,387	595,447
Honeywell International Inc.	10,562	1,101,722
L-3 Communications Holdings Inc.	1,211	152,332
Lockheed Martin Corp.	3,709	752,779
Northrop Grumman Corp.	2,758	443,928
Precision Castparts Corp.	1,949	409,290
Raytheon Co.	3,937	430,117

See Notes to Financial Statements.

12	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Aerospace & Defense — continued
Rockwell Collins Inc.	1,907	$184,121
Total Aerospace & Defense		5,412,652
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide Inc.	2,094	153,323
Expeditors International of Washington Inc.	2,859	137,747
FedEx Corp.	3,441	569,313
Ryder System Inc.	753	71,452
United Parcel Service Inc., Class B Shares	9,525	923,353
Total Air Freight & Logistics		1,855,188
Airlines — 0.6%
American Airlines Group Inc.	9,800	517,244
Delta Air Lines Inc.	11,482	516,231
Southwest Airlines Co.	8,703	385,543
Total Airlines		1,419,018
Building Products — 0.1%
Allegion PLC	1,271	77,747
Masco Corp.	5,028	134,248
Total Building Products		211,995
Commercial Services & Supplies — 0.5%
ADT Corp.	2,547	105,752
Cintas Corp.	1,421	115,996
Pitney Bowes Inc.	2,857	66,625
Republic Services Inc.	3,215	130,400
Stericycle Inc.	1,201	168,656	*
Tyco International PLC	5,893	253,753
Waste Management Inc.	5,155	279,556
Total Commercial Services & Supplies		1,120,738
Construction & Engineering — 0.1%
Fluor Corp.	1,762	100,716
Jacobs Engineering Group Inc.	1,861	84,043	*
Quanta Services Inc.	3,071	87,615	*
Total Construction & Engineering		272,374
Electrical Equipment — 0.6%
AMETEK Inc.	3,457	181,631
Eaton Corp. PLC	6,305	428,362
Emerson Electric Co.	9,517	538,852
Rockwell Automation Inc.	1,758	203,910
Roper Industries Inc.	1,404	241,488
Total Electrical Equipment		1,594,243

See Notes to Financial Statements.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Industrial Conglomerates — 2.5%
3M Co.	8,781	$1,448,426
General Electric Co.	136,937	3,397,407
Textron Inc.	3,985	176,655
United Technologies Corp.	11,478	1,345,222
Total Industrial Conglomerates		6,367,710
Machinery — 1.8%
Caterpillar Inc.	7,998	640,080
Cummins Inc.	2,050	284,212
Danaher Corp.	8,474	719,443
Deere & Co.	4,916	431,084
Dover Corp.	1,999	138,171
Flowserve Corp.	1,941	109,647
Illinois Tool Works Inc.	5,014	487,060
Ingersoll-Rand PLC	3,648	248,356
Joy Global Inc.	1,428	55,949
PACCAR Inc.	4,998	315,574
Pall Corp.	1,549	155,504
Parker Hannifin Corp.	2,104	249,913
Pentair PLC	2,385	149,993
Snap-on Inc.	819	120,442
Stanley Black & Decker Inc.	2,195	209,315
Xylem Inc.	2,564	89,791
Total Machinery		4,404,534
Professional Services — 0.2%
Dun & Bradstreet Corp.	531	68,159
Equifax Inc.	1,721	160,053
Nielsen NV	4,000	178,280
Robert Half International Inc.	1,940	117,409
Total Professional Services		523,901
Road & Rail — 0.9%
CSX Corp.	13,514	447,584
Kansas City Southern	1,555	158,734
Norfolk Southern Corp.	4,169	429,074
Union Pacific Corp.	12,040	1,304,052
Total Road & Rail		2,339,444
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,852	159,607
United Rentals Inc.	1,300	118,508	*

See Notes to Financial Statements.

14	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Trading Companies & Distributors — continued
W. W. Grainger Inc.	864	$203,740
Total Trading Companies & Distributors		481,855
Total Industrials		26,003,652
Information Technology — 19.6%
Communications Equipment — 1.6%
Cisco Systems Inc.	69,569	1,914,887
F5 Networks Inc.	1,064	122,296	*
Harris Corp.	1,507	118,691
Juniper Networks Inc.	5,369	121,232
Motorola Solutions Inc.	2,757	183,809
QUALCOMM Inc.	22,556	1,564,033
Total Communications Equipment		4,024,948
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A Shares	3,962	233,481
Corning Inc.	17,238	390,958
FLIR Systems Inc.	1,988	62,184
TE Connectivity Ltd.	5,400	386,748
Total Electronic Equipment, Instruments & Components		1,073,371
Internet Software & Services — 3.4%
Akamai Technologies Inc.	2,518	178,891	*
eBay Inc.	15,238	878,928	*
Equinix Inc.	700	162,995
Facebook Inc., Class A Shares	28,400	2,334,906	*
Google Inc., Class A Shares	3,882	2,153,345	*
Google Inc., Class C Shares	3,882	2,127,336	*
VeriSign Inc.	1,372	91,883	*
Yahoo! Inc.	11,643	517,357	*
Total Internet Software & Services		8,445,641
IT Services — 2.5%
Accenture PLC, Class A Shares	8,686	813,791
Alliance Data Systems Corp.	750	222,188	*
Automatic Data Processing Inc.	6,497	556,403
Cognizant Technology Solutions Corp., Class A Shares	8,069	503,425	*
Computer Sciences Corp.	2,055	134,150
Fidelity National Information Services Inc.	4,100	279,046
Fiserv Inc.	2,890	229,466	*
MasterCard Inc., Class A Shares	13,195	1,139,916
Paychex Inc.	4,572	226,840

See Notes to Financial Statements.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
IT Services — continued
Teradata Corp.	2,328	$102,758	*
Total System Services Inc.	2,332	88,966
Visa Inc., Class A Shares	26,604	1,740,168
Western Union Co.	7,730	160,861
Xerox Corp.	13,913	178,782
Total IT Services		6,376,760
Semiconductors & Semiconductor Equipment — 2.4%
Altera Corp.	2,780	119,290
Analog Devices Inc.	4,409	277,767
Applied Materials Inc.	17,085	385,438
Avago Technologies Ltd.	3,500	444,430
Broadcom Corp., Class A Shares	7,187	311,161
First Solar Inc.	994	59,431	*
Intel Corp.	66,040	2,065,071
KLA-Tencor Corp.	2,350	136,982
Lam Research Corp.	2,290	160,838
Linear Technology Corp.	3,328	155,750
Microchip Technology Inc.	2,809	137,360
Micron Technology Inc.	14,966	406,028	*
NVIDIA Corp.	6,519	136,410
Skyworks Solutions Inc.	2,600	255,554
Texas Instruments Inc.	14,295	817,460
Xilinx Inc.	3,765	159,259
Total Semiconductors & Semiconductor Equipment		6,028,229
Software — 3.6%
Adobe Systems Inc.	6,553	484,529	*
Autodesk Inc.	3,205	187,941	*
CA Inc.	4,548	148,310
Citrix Systems Inc.	2,093	133,680	*
Electronic Arts Inc.	4,338	255,139	*
Intuit Inc.	3,997	387,549
Microsoft Corp.	112,059	4,555,759
Oracle Corp.	44,252	1,909,474
Red Hat Inc.	2,674	202,555	*
Salesforce.com Inc.	7,918	529,002	*
Symantec Corp.	9,756	227,949
Total Software		9,021,887

See Notes to Financial Statements.

16	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 5.7%
Apple Inc.	79,781	$9,927,150
EMC Corp.	27,475	702,261
Hewlett-Packard Co.	25,335	789,439
International Business Machines Corp.	12,609	2,023,744
NetApp Inc.	4,073	144,429
SanDisk Corp.	2,881	183,289
Seagate Technology PLC	4,238	220,503
Western Digital Corp.	2,967	270,027
Total Technology Hardware, Storage & Peripherals		14,260,842
Total Information Technology		49,231,678
Materials — 3.2%
Chemicals — 2.4%
Air Products & Chemicals Inc.	2,586	391,210
Airgas Inc.	939	99,637
CF Industries Holdings Inc.	682	193,470
Dow Chemical Co.	15,052	722,195
E.I. du Pont de Nemours & Co.	12,378	884,655
Eastman Chemical Co.	2,151	148,978
Ecolab Inc.	3,818	436,703
FMC Corp.	1,875	107,344
International Flavors & Fragrances Inc.	1,147	134,658
LyondellBasell Industries NV, Class A Shares	5,600	491,680
Monsanto Co.	6,505	732,073
Mosaic Co.	4,383	201,881
PPG Industries Inc.	1,854	418,151
Praxair Inc.	3,747	452,413
Sherwin-Williams Co.	1,002	285,069
Sigma-Aldrich Corp.	1,685	232,951
Total Chemicals		5,933,068
Construction Materials — 0.1%
Martin Marietta Materials Inc.	900	125,820
Vulcan Materials Co.	1,842	155,281
Total Construction Materials		281,101
Containers & Packaging — 0.2%
Avery Dennison Corp.	1,354	71,640
Ball Corp.	1,983	140,079
MeadWestvaco Corp.	2,462	122,780
Owens-Illinois Inc.	2,324	54,196	*

See Notes to Financial Statements.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch S&P 500 Index Fund

Security	Shares	Value
Containers & Packaging — continued
Sealed Air Corp.	2,768	$126,110
Total Containers & Packaging		514,805
Metals & Mining — 0.4%
Alcoa Inc.	16,703	215,803
Allegheny Technologies Inc.	1,522	45,675
Freeport-McMoRan Inc.	13,349	252,964
Newmont Mining Corp.	7,024	152,491
Nucor Corp.	4,491	213,457
Total Metals & Mining		880,390
Paper & Forest Products — 0.1%
International Paper Co.	5,690	315,738
Total Materials		7,925,102
Telecommunication Services — 2.3%
Diversified Telecommunication Services — 2.3%
AT&T Inc.	70,353	2,297,025
CenturyLink Inc.	7,553	260,956
Frontier Communications Corp.	14,096	99,377
Level 3 Communications Inc.	3,900	209,976	*
Verizon Communications Inc.	56,319	2,738,793
Windstream Holdings Inc.	8,407	62,212
Total Telecommunication Services		5,668,339
Utilities — 3.0%
Electric Utilities — 1.6%
American Electric Power Co. Inc.	6,481	364,556
Duke Energy Corp.	9,366	719,122
Edison International	4,596	287,112
Entergy Corp.	2,519	195,197
Eversource Energy	4,450	224,814
Exelon Corp.	11,396	383,020
FirstEnergy Corp.	5,907	207,099
NextEra Energy Inc.	5,650	587,883
Pepco Holdings Inc.	3,534	94,817
Pinnacle West Capital Corp.	1,555	99,131
PPL Corp.	8,898	299,507
Southern Co.	12,026	532,511
Total Electric Utilities		3,994,769
Gas Utilities — 0.0%
AGL Resources Inc.	1,363	67,673

See Notes to Financial Statements.

18	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

QS Batterymarch S&P 500 Index Fund

Security		Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.		9,293	$119,415
NRG Energy Inc.		4,588	115,572
Total Independent Power and Renewable Electricity Producers			234,987
Multi-Utilities — 1.3%
Ameren Corp.		3,423	144,451
CenterPoint Energy Inc.		6,050	123,480
CMS Energy Corp.		3,763	131,366
Consolidated Edison Inc.		4,132	252,052
Dominion Resources Inc.		7,903	560,086
DTE Energy Co.		2,499	201,644
Integrys Energy Group Inc.		1,153	83,039
NiSource Inc.		4,429	195,585
PG&E Corp.		6,456	342,620
Public Service Enterprise Group Inc.		7,140	299,309
SCANA Corp.		1,991	109,485
Sempra Energy		3,206	349,518
TECO Energy Inc.		2,891	56,085
Wisconsin Energy Corp.		3,188	157,806
Xcel Energy Inc.		7,030	244,714
Total Multi-Utilities			3,251,240
Total Utilities			7,548,669
Total Investments before Short-Term Investments (Cost — $135,829,066)			249,833,539

Rate
Short-Term Investments — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $1,027,275)	0.097%	1,027,275	1,027,275
Total Investments — 100.1% (Cost — $136,856,341#)			250,860,814
Liabilities in Excess of Other Assets — (0.1)%			(171,241)
Total Net Assets — 100.0%			$250,689,573

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

March 31, 2015

Assets:
Investments, at value (Cost — $136,856,341)	$250,860,814
Cash	638
Receivable for Fund shares sold	339,447
Dividends and interest receivable	308,152
Deposits with brokers for open futures contracts	131,896
Prepaid expenses	22,913
Total Assets	251,663,860

Liabilities:
Payable for Fund shares repurchased	708,601
Investment management fee payable	50,153
Service and/or distribution fees payable	41,428
Payable to broker — variation margin on open futures contracts	5,002
Trustees’ fees payable	4,057
Accrued expenses	165,046
Total Liabilities	974,287
Total Net Assets	$250,689,573

Net Assets:
Par value (Note 8)	$120
Paid-in capital in excess of par value	141,732,826
Undistributed net investment income	803,800
Accumulated net realized loss on investments and futures contracts	(5,846,588)
Net unrealized appreciation on investments and futures contracts	113,999,415
Total Net Assets	$250,689,573

Shares Outstanding:
Class A	11,550,038
Class D	426,574

Net Asset Value:
Class A	$20.93
Class D	$21.06

See Notes to Financial Statements.

20	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2015

Investment Income:
Dividends from unaffiliated investments	$2,613,369
Dividends from affiliated investments	473
Interest	877
Less: Foreign taxes withheld	(306)
Total Investment Income	2,614,413

Expenses:
Investment management fee (Note 2)	314,828
Service and/or distribution fees (Notes 2 and 5)	242,753
Transfer agent fees (Note 5)	93,048
Audit and tax fees	20,396
Registration fees	18,034
Shareholder reports	17,951
Legal fees	15,681
Fund accounting fees	12,633
Standard & Poor’s license fees	12,593
Trustees’ fees	8,514
Insurance	2,568
Custody fees	1,189
Miscellaneous expenses	2,007
Total Expenses	762,195
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(28,311)
Net Expenses	733,884
Net Investment Income	1,880,529

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	2,461,686
Investment transactions in affiliated securities	(105,584)
Futures contracts	228,606
Net Realized Gain	2,584,708
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated investments	9,420,289
Affiliated investments	109,934
Futures contracts	30,466
Change in Net Unrealized Appreciation (Depreciation)	9,560,689
Net Gain on Investments and Futures Contracts	12,145,397
Increase in Net Assets from Operations	$14,025,926

See Notes to Financial Statements.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended March 31, 2015 (unaudited) and the Year Ended September 30, 2014	2015	2014

Operations:
Net investment income	$1,880,529	$3,531,679
Net realized gain	2,584,708	15,738,132
Change in net unrealized appreciation (depreciation)	9,560,689	22,689,894
Increase in Net Assets from Operations	14,025,926	41,959,705

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,200,012)	(3,300,007)
Decrease in Net Assets from Distributions to Shareholders	(3,200,012)	(3,300,007)

Fund Share Transactions (Note 8):
Net proceeds from sale of shares	9,817,111	15,536,220
Reinvestment of distributions	3,179,994	3,282,473
Cost of shares repurchased	(21,988,410)	(39,949,609)
Decrease in Net Assets from Fund Share Transactions	(8,991,305)	(21,130,916)
Increase in Net Assets	1,834,609	17,528,782

Net Assets:
Beginning of period	248,854,964	231,326,182
End of period*	$250,689,573	$248,854,964
*Includes undistributed net investment income of:	$803,800	$2,123,283

See Notes to Financial Statements.

22	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$20.06	$17.09	$14.68	$11.51	$11.61	$10.75

Income (loss) from operations:
Net investment income	0.15	0.27	0.26	0.22	0.18	0.16
Net realized and unrealized gain (loss)	0.98	2.95	2.43	3.15	(0.10)	0.88
Total income from operations	1.13	3.22	2.69	3.37	0.08	1.04

Less distributions from:
Net investment income	(0.26)	(0.25)	(0.28)	(0.20)	(0.18)	(0.18)
Total distributions	(0.26)	(0.25)	(0.28)	(0.20)	(0.18)	(0.18)

Net asset value, end of period	$20.93	$20.06	$17.09	$14.68	$11.51	$11.61
Total return[3]	5.65%	19.01%	18.71%	29.55%	0.56%	9.71%

Net assets, end of period (millions)	$242	$240	$223	$236	$204	$229

Ratios to average net assets:
Gross expenses	0.61%[4]	0.62%	0.64%	0.66%	0.61%	0.61%
Net expenses[5,6,7]	0.59 [4]	0.59	0.59	0.59	0.59	0.59
Net investment income	1.49 [4]	1.45	1.68	1.61	1.41	1.44

Portfolio turnover rate	1%	12%	21%	7%	5%	7%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.59%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to May 1, 2010, the expense limitation was 0.59% as a result of a contractual expense limitation.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Excludes the value of portfolio securities delivered as a result of in-kind redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$20.20	$17.21	$14.78	$11.59	$11.68	$10.82

Income (loss) from operations:
Net investment income	0.17	0.31	0.29	0.24	0.21	0.19
Net realized and unrealized gain (loss)	0.99	2.96	2.45	3.17	(0.09)	0.87
Total income from operations	1.16	3.27	2.74	3.41	0.12	1.06

Less distributions from:
Net investment income	(0.30)	(0.28)	(0.31)	(0.22)	(0.21)	(0.20)
Total distributions	(0.30)	(0.28)	(0.31)	(0.22)	(0.21)	(0.20)

Net asset value, end of period	$21.06	$20.20	$17.21	$14.78	$11.59	$11.68
Total return[3]	5.77%	19.23%	18.93%	29.78%	0.85%[4]	9.80%

Net assets, end of period (millions)	$9	$9	$8	$11	$12	$14

Ratios to average net assets:
Gross expenses	0.49%[5]	0.53%	0.58%	0.42%	0.49%	0.47%
Net expenses[6,7,8]	0.39 [5]	0.39	0.39	0.39	0.39	0.39
Net investment income	1.68 [5]	1.65	1.85	1.80	1.61	1.65

Portfolio turnover rate	1%	12%	21%	7%	5%	7%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 0.76% for the year ended September 30, 2011.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to May 1, 2010, the expense limitation was 0.39% as a result of a contractual expense limitation.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Excludes the value of portfolio securities delivered as a result of in-kind redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

24	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

“Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$249,833,539	—	—	$249,833,539
Short-term investments†	1,027,275	—	—	1,027,275
Total investments	$250,860,814	—	—	$250,860,814

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$5,058	—	—	$5,058

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

28	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) is the Fund’s investment adviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Batterymarch and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Batterymarch and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.59% and 0.39%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended March 31, 2015, fees waived and/or expenses reimbursed amounted to $28,311.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$3,098,037
Sales	9,330,704

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$123,562,954
Gross unrealized depreciation	(9,558,481)
Net unrealized appreciation	$114,004,473

At March 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	13	6/15	$1,344,578	$1,339,520	$(5,058)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2015.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$5,058

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

30	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$228,606

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$30,466

During the six months ended March 31, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$2,937,987

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at March 31, 2015:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Futures contracts[4]	$5,002	$(5,002)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$242,753	$86,372
Class D	—	6,676
Total	$242,753	$93,048

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$23,976
Class D	4,335
Total	$28,311

6. Distributions to shareholders by class

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
Net Investment Income:
Class A	$3,067,029	$3,157,812
Class D	132,983	142,195
Total	$3,200,012	$3,300,007

7. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason Inc. for the six months ended March 31, 2015:

	Affiliate Value at 9/30/14	Purchased		Sold		Dividend Income	Affiliate Value at 3/31/15	Realized Loss
Company		Cost	Shares/Par	Cost	Shares/Par
Legg Mason Inc	$75,614	—	—	$185,548	1,478	$473	—	($105,584)

8. Shares of beneficial interest

At March 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

32	QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Class A
Shares sold	463,683	$9,507,897	799,360	$15,082,006
Shares issued on reinvestment	149,278	3,047,011	175,239	3,140,278
Shares repurchased	(1,019,431)	(21,146,666)	(2,042,714)	(38,122,824)
Net decrease	(406,470)	$(8,591,758)	(1,068,115)	$(19,900,540)

Class D
Shares sold	14,815	$309,214	23,947	$454,214
Shares issued on reinvestment	6,477	132,983	7,891	142,195
Shares repurchased	(40,390)	(841,744)	(94,919)	(1,826,785)
Net decrease	(19,098)	$(399,547)	(63,081)	$(1,230,376)

9. Capital loss carryforward

As of September 30, 2014, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
9/30/2017	$(1,651,629)
9/30/2018	(37,962)
$(1,689,591)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

QS Batterymarch S&P 500 Index Fund 2015 Semi-Annual Report	33

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS Batterymarch, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and

34	QS Batterymarch S&P 500 Index Fund

other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and QS Batterymarch’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional S&P 500 Index funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and its benchmark performance index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2014. The Fund performed slightly below the median performance of the funds in the Performance Universe for the one-, three- and five-year periods, and below the median performance of the funds in the Performance Universe for the ten-year period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2014, which showed that the Fund’s performance was below the Lipper category average during the third quarter. After discussions with representatives of management, the Trustees noted that the Manager and QS Batterymarch were committed to providing the resources

QS Batterymarch S&P 500 Index Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

necessary to assist the Fund’s portfolio managers and improve Fund performance relative to the S&P 500 Index. Based on its review, the Board generally was satisfied with the Fund’s performance and management’s efforts to improve Fund performance relative to the S&P 500 Index going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement that was in effect for the Fund, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (the “Actual Management Fee”).

The Board also reviewed information regarding the scope of services provided to the Fund, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of six retail no-load S&P 500 Index funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail no-load S&P 500 Index funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was at the median of management fees paid by the funds in the Expense Group and that the Fund’s Actual Management Fee was higher than the median of management fees paid by the funds in the Expense Group and higher than the average management fee paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and higher than the average total expense ratio of the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

36	QS Batterymarch S&P 500 Index Fund

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

QS Batterymarch S&P 500 Index Fund	37

QS Batterymarch

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Kenneth D. Fuller

President

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

QS Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

QS Batterymarch S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Batterymarch S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Batterymarch S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010131 5/15 SR15-2475

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015